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[LOGO OF] Lincoln Financial Group(R)

                                                        Radnor Financial Center
                                                     150 N. Radnor Chester Road
                                                     Radnor, Pennsylvania 19087

Phone: 484-583-8082
Fax: 484-583-3215
E-Mail: Jill.Whitelaw@LFG.com

VIA EDGAR

July 15, 2011

Michael Kosoff, Branch Chief
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-4644

RE: Lincoln Advisors Trust (the "Trust")

Dear Mr. Kosoff:

Attached for filing via EDGAR is the initial Registration Statement on Form N-1A of the above referenced registrant (the "Registrant"). The Registration Statement is being filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 to establish the following funds of the Trust: Protected Profile 2010 Fund, Protected Profile 2020 Fund, Protected Profile 2030 Fund, Protected Profile 2040 Fund, and Protected Profile 2050 Fund (the "Funds"). Please note that because this is the initial Registration Statement, file numbers under the Securities Act of 1933 and Investment Company Act of 1940 have not yet been assigned by the SEC.

The prospectuses for the above-referenced Funds are substantially similar to the prospectuses for certain series of the Lincoln Variable Insurance Products
Trust: LVIP Protected Profile 2010 Fund, LVIP Protected Profile 2020 Fund, LVIP Protected Profile 2030 Fund, and LVIP Protected Profile 2040 Fund as well as LVIP Protected Profile 2050 Fund (File Nos. 33-70742/811-08090 filed with the SEC on May 17 and May 16, 2011, respectively).

Please contact the undersigned at 484-583-8082 with your comments.

Sincerely,

/s/ Jill R. Whitelaw

Jill R. Whitelaw
Chief Counsel--Funds Management

Enclosures

cc: Craig D. Moreshead, Esq.
     Colleen E. Tonn, Esq.